Current Taxes and Deferred Taxes - Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [abstract]
Debt instruments at fair value through other comprehensive income	$ (7,799)	$ 10,569	$ 1,558
Hedge of a net investment in foreign operations	3,749	18,417	(21,795)
Cash flow hedge	15,882	(19,092)	(3,034)
Total charge to other comprehensive income	11,832	9,894	(23,271)
Income tax relating to defined benefit obligation	(1,061)	(274)	(19)
Total charge to other comprehensive income	$ (1,061)	$ (274)	$ (19)